Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Operating activities:
Net (loss) income	$ (14,320,979)	$ (294,775,877)	$ (509,052,065)	$ (282,112,024)
Items related to investment activities:
Income taxes and duties	14,931,772	307,348,122	185,572,075	343,823,489
Depreciation and amortization of Wells, pipelines, properties, plant and equipment	6,482,443	133,431,365	129,631,820	137,187,010
Amortization of intangible assets	19,593	403,295	478,988	543,372
Impairment of wells, pipelines, properties, plant and equipment	58,814	1,210,595	36,353,700	31,283,154
Capitalized unsuccessful wells	472,728	9,730,391	10,947,702	71,604,308
Unsuccessful wells from intangible assets	610,475	12,565,711	8,404,284	7,990,877
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	2,297,939	47,299,622	5,297,562	2,541,558
Depreciation of rights of use	311,311	6,407,871	7,229,231	7,429,275
Reversal of impairment of rights of use	(4,228)	(87,025)
Impairment of joint ventures	325,665	6,703,324
Loss from derecognition of intangible assets			396,118
Cancellation of leases	(21,032)	(432,906)	(1,101,987)
Unrealized foreign exchange loss (income) of reserve for well abandonment	216,392	4,454,106	4,555,692	(258,816)
(Gains) on disposal of subsidiary companies			(707,533)
Loss (profit) sharing in joint ventures and associates	150,028	3,088,107	3,540,533	1,157,893
Items related to financing activities
Unrealized foreign exchange loss (income)	2,161,214	44,485,347	132,466,243	(78,244,974)
Interest expense	7,995,319	164,571,647	161,765,242	132,861,340
Interest income	(1,404,367)	(28,906,784)	(16,742,048)	(29,235,603)
Funds from (used in) operating activities	20,283,087	417,496,911	159,035,557	346,570,859
Funds used in operating activities
Profit-sharing duty and income tax paid	(12,917,315)	(265,883,549)	(172,369,522)	(347,515,447)
Derivative financial instruments	864,386	17,792,097	(21,783,819)	11,640,873
Accounts receivable	(2,351,820)	(48,408,683)	(20,353,395)	(8,534,028)
Inventories	(386,762)	(7,960,924)	17,009,543	(649,629)
Suppliers	(272,752)	(5,614,192)	23,030,055	46,561,282
Accounts payable and accrued expenses	63,464	1,306,311	4,654,346	1,137,483
Provisions for sundry creditors	300,475	6,184,831	2,222,492	(5,787,614)
Employee benefits	3,298,110	67,886,654	59,170,346	66,954,701
Other taxes and duties	312,671	6,435,856	14,678,059	(25,157,966)
Net cash flows from (used in) operating activities	9,193,544	189,235,312	65,293,662	85,220,514
Investing activities:
Other notes receivable				68,863
Interests collected	22,277	458,536	936,350	16,217,132
Resources from the sale of subsidiary companies			134,716
Proceeds from FONADIN - grants deferred income	213,752	4,399,765
Other assets	(1,539,477)	(31,687,825)	(3,592,553)	(710,867)
Acquisition of wells, pipelines, properties, plant and equipment	(10,182,516)	(209,591,816)	(114,977,051)	(109,653,693)
Intangible assets	(1,254,122)	(25,814,218)	(23,641,105)	(17,220,238)
Net cash flows (used in) from investing activities	(12,740,086)	(262,235,558)	(141,139,643)	(111,298,803)
Cash deficit in financing activities	(3,546,542)	(73,000,246)	(75,845,981)	(26,078,289)
Financing activities:
Increase in equity due to Certificates of Contribution "A"	15,369,307	316,354,129	46,256,000	122,131,000
Long-term receivables from the Mexican Government	767,056	15,788,696	4,102,622	32,493,666
Interest received for long-term receivable from the Mexican Government	346,227	7,126,559	1,698,318	6,211,217
Lease payments	(370,316)	(7,622,403)	(7,979,972)	(10,709,421)
Interest of lease paid	(177,134)	(3,646,028)	(2,030,829)
Loans obtained from financial institutions	79,491,673	1,636,216,843	1,288,129,868	1,167,834,946
Debt payments, principal only	(82,958,757)	(1,707,581,580)	(1,151,962,147)	(1,185,042,283)
Interest paid	(7,639,936)	(157,256,625)	(130,989,150)	(127,945,203)
Net cash flows from financing activities	4,828,120	99,379,591	47,224,710	4,973,922
Net increase (decrease) in cash and cash equivalents	1,281,578	26,379,345	(28,621,271)	(21,104,367)
Effects of foreign exchange on cash balances	492,496	10,137,321	7,989,421	(186,411)
Cash and cash equivalents at the beginning of the year	1,942,808	39,989,781	60,621,631	81,912,409
Cash and cash equivalents at the end of the year	$ 3,716,882	$ 76,506,447	$ 39,989,781	$ 60,621,631